REVERSE TAKEOVER	9 Months Ended
Jun. 30, 2026
Reverse Takeover
REVERSE TAKEOVER

4.	REVERSE TAKEOVER

On November 19, 2025, WBM Capital Corp. completed a reverse takeover transaction pursuant to an amalgamation agreement dated November 3, 2025 among WBM Capital Corp., 1555476 B.C. Ltd., a wholly owned subsidiary of WBM Capital Corp., and Bitzero Blockchain Inc. Bitzero Blockchain Inc. amalgamated with 1555476 B.C. Ltd. and the amalgamated entity became a wholly owned subsidiary of WBM Capital Corp. Concurrently, WBM Capital Corp. changed its name to Bitzero Holdings Inc.

Although Bitzero Holdings Inc. is the legal parent, Bitzero Blockchain Inc. was identified as the accounting acquirer because its former shareholders obtained control of the combined entity. The consolidated financial statements are therefore presented as a continuation of Bitzero Blockchain Inc., and the comparative information is that of Bitzero Blockchain Inc. and its subsidiaries.

WBM Capital Corp. did not meet the definition of a business at the transaction date. Accordingly, the transaction was accounted for as an equity-settled share-based payment under IFRS 2 rather than as a business combination under IFRS 3. The difference between the fair value of the deemed shares issued by Bitzero Blockchain Inc. and the fair value of the identifiable net assets acquired was recognized as a listing expense.

The deemed consideration was $154,886, based on 4,362,954 common shares held by the pre-transaction shareholders of WBM Capital Corp. and an estimated fair value of approximately $0.0355 per share. The identifiable net assets acquired consisted of cash of $43, resulting in a listing expense of $154,842. Accounts payable of WBM Capital Corp. of $94,068 were settled before completion and were not assumed in the transaction.

For equity presentation purposes, the issued share capital reflects the legal capital structure of Bitzero Holdings Inc., while accumulated losses and other reserves reflect those of Bitzero Blockchain Inc. immediately before completion of the reverse takeover.